Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2019
Financial Instruments [Abstract]
Financial Instruments by category
The following tables summarize financial instruments by category:

	As at August 31, 2019

	Amortized cost	Fair value through other comprehensive income	Total

Financial assets
Cash	$16,518	$–	$16,518
Short-term investments	$–	$2,918	$2,918
Accounts receivable	$54,834	$–	$54,834
Forward exchange contracts	$–	$79	$79
Financial liabilities
Bank loan	$5,000	$–	$5,000
Accounts payable and accrued liabilities	$49,945	$–	$49,945
Other liabilities	$1,606	$–	$1,606
Long-term debt	$5,742	$–	$5,742
Forward exchange contracts	$–	$1,057	$1,057

	As at August 31, 2018 – IAS 39

	Loans and receivables		Available for sale		Other financial liabilities		Derivatives used for hedging		Total

Financial assets
Cash		$12,758	$	‒	$	‒	$	‒	$12,758
Short-term investments	$	‒		$2,282	$	‒	$	‒	$2,282
Accounts receivable		$46,955	$	‒	$	‒	$	‒	$46,955
Other assets		$352	$	‒	$	‒	$	‒	$352
Forward exchange contracts	$	‒	$	‒	$	‒		$318	$318
Financial liabilities
Bank loan	$	‒	$	‒		$10,692	$	‒	$10,692
Accounts payable and accrued liabilities	$	‒	$	‒		$47,308	$	‒	$47,308
Other liabilities	$	‒	$	‒		$3,197	$	‒	$3,197
Long-term debt	$	‒	$	‒		$8,828	$	‒	$8,828
Forward exchange contracts	$	‒	$	‒	$	‒		$807	$807

Fair value of derivative and non-derivative financial assets and liabilities measured at fair value by level of hierarchy
The fair value of derivative and non-derivative financial assets and financial liabilities measured at fair value by level of hierarchy is as follows:

	As at August 31, 2019		As at August 31, 2018
	Level 1	Level 2	Level 1	Level 2
Financial assets
Short-term investments	$2,918	$–	$2,282	$–
Forward exchange contracts	$–	$79	$–	$318

Financial liabilities
Forward exchange contracts	$–	$1,057	$–	$807

Summary of currency risk contracts held at various forward rates
As at August 31, 2018 and 2019, the company held contracts to sell US dollars for Canadian dollars and Indian rupees at various forward rates, which are summarized as follows:

US dollars – Canadian dollars

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2018
September 2018 to August 2019	$26,400	1.3029
September 2019 to August 2020	15,700	1.2756
September 2020 to May 2021	3,700	1.2703
Total	$45,800	1.2909

As at August 31, 2019
September 2019 to August 2020	$35,500	1.3013
September 2020 to August 2021	19,900	1.3107
September 2021 to July 2022	6,000	1.3216
Total	$61,400	1.3063

US dollars – Indian rupees

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2018
September 2018 to May 2019	$4,600	67.68

As at August 31, 2019
September 2019 to August 2020	$3,500	71.48

Recorded sales foreign exchange gains (losses) on forward exchange contracts
For the years ended August 31, 2017, 2018 and 2019, the company recorded within its sales the following foreign exchange gains (losses) on forward exchange contracts:

	Years ended August 31,
	2019	2018	2017

Gains (losses) on forward exchange contracts	$(591)	$875	$(468)

Significant derivative and non-derivative financial assets and liabilities subject to currency risk
The following table summarizes significant derivative and non-derivative financial assets and financial liabilities that are subject to currency risk as at August 31, 2018 and 2019 and for which such risk is charged to earnings:

	As at August 31,
	2019		2018

	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)

Financial assets
Cash	$5,531	€3,129	$2,790	€3,352
Accounts receivable	30,451	6,389	30,306	3,787
	35,982	9,518	33,096	7,139
Financial liabilities
Bank loan	5,000	–	7,197	3,000
Accounts payable and accrued liabilities	12,563	2,218	13,017	2,107
Forward exchange contracts (nominal value)	5,800	–	5,000	–
	23,363	2,218	25,214	5,107
Net exposure	$12,619	€7,300	$7,882	€2,032

Schedule of short-term investments
Short-term investments consist of the following:

	As at August 31,
	2019	2018

Term deposits denominated in Indian rupees, bearing interest at annual rates of 5.0% to 6.8% in 2018 and 5.1% to 7.0% in 2019, maturing on different dates between October 2018 and August 2019 in 2018 and September 2019 and May 2020 in 2019	$2,548	$1,909
Other	370	373
	$2,918	$2,282

Age of trade accounts receivable
The following table summarizes the age of trade accounts receivable:

	As at August 31,
	2019	2018

Current	$39,054	$34,344
Past due, 0 to 30 days	3,529	6,011
Past due, 31 to 60 days	2,006	2,556
Past due, more than 60 days	6,928	4,362
	$51,517	$47,273

Changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts are as follows:

	Years ended August 31,
	2019	2018

Balance – Beginning of year	$772	$2,960
IFRS 9 adoption initial adjustment (note 2)	303	–
Addition charged to earnings	864	834
Writeoff of uncollectible accounts and reversal	(404)	(3,022)
Balance – End of year	$1,535	$772

Summary of contractual maturity of the company's derivative and non-derivative financial liabilities
The following tables summarize the contractual maturity of the company’s derivative and non-derivative financial liabilities:

	As at August 31, 2019
	No later than one year	Later than 1 year and no later than 5 years	Later than 5 years

Bank loan	$5,000	$–	$–
Accounts payable and accrued liabilities	49,945	–	–
Forward exchange contracts
Outflow	39,000	25,900	–
Inflow	(38,252)	(25,585)	–
Long-term debt	2,449	3,237	56
Other liabilities	1,606	–	–
Total	$59,748	$3,552	$56

	As at August 31, 2018
	No later than one year	Later than 1 year and no later than 5 years	Later than 5 years

Bank loan	$10,692	$–	$–
Accounts payable and accrued liabilities	47,308	–	–
Forward exchange contracts
Outflow	31,000	19,400	–
Inflow	(30,738)	(18,940)	–
Long-term debt	2,921	5,745	162
Other liabilities	3,197	–	–
Total	$64,380	$6,205	$162